DERIVATIVE INSTRUMENTS (Schedule of Net Income (Loss) Related to Effective Portion of Hedging Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	$ 350	$ 335	$ 1,056
Fair value of the hedging instruments recorded as liability	$ 181